UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22870

Investment Company Act file number

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2021

Unaudited

Stone Ridge Reinsurance Risk Premium Interval Fund

Effective January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports are no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), from the Transfer Agent. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at (855) 609-3680. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the Transfer Agent.

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2021 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2021	$ 119,855,627	5.7%

2022	171,501,213	8.1%

2023	113,726,520	5.4%

2024	66,114,524	3.1%

2025	23,001,515	1.1%

Not Applicable(1)	1,369,742,090	65.0%

Other(2)	243,973,425	11.6%
	$2,107,914,914

(1)	Preference shares and private fund units do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and other assets less liabilities.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 20.8%
Europe - 0.0% (a)
Earthquake - 0.0% (a)
Azzurro Re II Class A (3 Month Euribor + 4.500%), 01/17/2024 (b)(c)(d)(e) (Cost: $360,807; Original Acquisition Date: 07/06/2020)	EUR	319,000	$384,708

Global - 3.5%
Earthquake - 0.4%
Acorn Re 2018-1 Class A (3 Month Libor USD + 2.750%), 11/10/2021 (b)(c)(d)(e) (Cost: $6,413,000; Original Acquisition Date: 07/03/2018)		$6,413,000	6,444,103
IBRD CAR 123 Class A (3 Month Libor USD + 5.500%), 12/02/2022 (b)(c)(d)(e) (Cost: $588,000; Original Acquisition Date: 11/15/2019)		588,000	586,295

			7,030,398

Multiperil - 3.1%
Atlas Capital 2020 DAC 2020-1 (T-Bill 3 Month + 8.250%), 06/10/2024 (b)(c)(d)(e) (Cost: $8,135,000; Original Acquisition Date: 04/23/2020)		8,135,000	8,514,091
Atlas Capital UK 2019 PLC 2019-1 (3 Month Libor USD + 12.180%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,564,000; Original Acquisition Date: 05/24/2019)		4,564,000	4,629,493
Hypatia Ltd. 2020-1 Class A (T-Bill 3 Month + 6.750%), 06/07/2023 (b)(c)(d)(e) (Cost: $2,737,000; Original Acquisition Date: 07/10/2020)		2,737,000	2,871,113
Hypatia Ltd. 2020-1 Class B (T-Bill 3 Month + 9.750%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,211,000; Original Acquisition Date: 07/10/2020)		4,211,000	4,439,026
Kendall Re 2018-1 Class A (3 Month Libor USD + 5.250%), 05/06/2021 (b)(c)(d)(e) (Cost: $9,504,366; Original Acquisition Date: 04/19/2018)		9,507,000	9,506,525

	PRINCIPAL AMOUNT	VALUE
Multiperil - 3.1% (continued)
Kilimanjaro Re II 2017-2 Class A-2 (6 Month Libor USD + 10.610%), 04/20/2022 (b)(c)(d)(e) (Cost: $3,929,000; Original Acquisition Date: 04/06/2017)	$3,929,000	$3,942,751
Kilimanjaro Re II 2017-2 Class B-2 (6 Month Libor USD + 7.910%), 04/20/2022 (b)(c)(d)(e) (Cost: $8,893,000; Original Acquisition Date: 04/06/2017)	8,893,000	8,885,886
Kilimanjaro Re II 2017-2 Class C-2 (6 Month Libor USD + 6.300%), 04/20/2022 (b)(c)(d)(e) (Cost: $6,640,000; Original Acquisition Date: 04/06/2017)	6,640,000	6,672,868
Matterhorn Re Ltd 2020-2 Class A (T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,049,000; Original Acquisition Date: 01/29/2020)	3,049,000	2,962,408
Northshore Re 2018-1 Class A (3 Month Libor USD + 8.000%), 07/08/2022 (b)(c)(d)(e) (Cost: $9,236,069; Original Acquisition Date: 09/22/2020)	9,290,000	9,466,510
Northshore Re II 2019-1 Class A (T-Bill 3 Month + 7.660%), 07/07/2023 (b)(c)(d)(e) (Cost: $3,905,000; Original Acquisition Date: 06/21/2019)	3,905,000	4,077,992
Resilience Re Series 1711A 0.000%, 05/01/2022 (b)(e)(f)(g) (Cost: $238,865; Original Acquisition Date: 02/06/2017)	25,000,000	—
Resilience Re Series 1741A 0.000%, 10/06/2021 (b)(e)(f)(g) (Cost: $205,044; Original Acquisition Date: 04/10/2017)	75,000,000	—

		65,968,663

		72,999,061

Japan - 1.0%
Earthquake - 0.7%
Nakama Re 2016-1 Class 2 (6 Month Libor USD + 3.250%), 10/13/2021 (b)(c)(d)(e) (Cost: $10,170,000; Original Acquisition Date: 09/21/2016)	10,170,000	10,173,560
Nakama Re 2018-1 Class 1 (3 Month Libor USD + 2.000%), 04/13/2023 (b)(c)(d)(e) (Cost: $1,728,304; Original Acquisition Date: 03/11/2019)	1,744,000	1,742,605

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Earthquake - 0.7% (continued)
Nakama Re 2018-1 Class 2 (3 Month Libor USD + 3.000%), 04/13/2023 (b)(c)(d)(e) (Cost: $3,337,245; Original Acquisition Date: 05/02/2019)	$3,362,000	$3,359,142
Nakama Re 2020-1 Class 1 (T-Bill 3 Month + 2.200%), 01/07/2025 (b)(c)(d)(e) (Cost: $871,000; Original Acquisition Date: 02/04/2020)	871,000	874,179

		16,149,486

Multiperil - 0.3%
Akibare Re 2018-1 Class A (3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e) (Cost: $2,908,373; Original Acquisition Date: 01/29/2020)	2,960,000	2,962,960
Akibare Re 2018-1 Class B (3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e) (Cost: $2,632,410; Original Acquisition Date: 03/09/2020)	2,669,000	2,671,402

		5,634,362

		21,783,848

Mexico - 0.4%
Earthquake - 0.2%
IBRD CAR 125 Class A (3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,619,000; Original Acquisition Date: 02/28/2020)	3,619,000	3,580,276
IBRD CAR 126 Class B (3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $639,000; Original Acquisition Date: 02/28/2020)	639,000	632,706

		4,212,982

Windstorm - 0.2%
IBRD CAR 127 Class C (3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,479,358; Original Acquisition Date: 02/28/2020)	3,479,000	3,466,476

		7,679,458

United States - 15.9%
Earthquake - 3.2%
Sutter Re 2020-2 Class A (T-Bill 3 Month + 5.000%), 06/06/2022 (b)(c)(d)(e) (Cost: $13,219,000; Original Acquisition Date: 05/13/2020)	13,219,000	13,486,024

	PRINCIPAL AMOUNT	VALUE
Earthquake - 3.2% (continued)
Sutter Re 2020-2 Class F (T-Bill 3 Month + 8.500%), 06/06/2022 (b)(c)(d)(e) (Cost: $12,227,000; Original Acquisition Date: 05/13/2020)	$12,227,000	$12,529,007
Ursa Re 2018-1 Class D (T-Bill 3 Month + 5.230%), 09/24/2021 (b)(c)(d)(e) (Cost: $15,983,365; Original Acquisition Date: 09/07/2018)	16,012,000	16,027,212
Ursa Re 2019-1 Class C (T-Bill 3 Month + 5.750%), 12/10/2022 (b)(c)(d)(e) (Cost: $12,152,000; Original Acquisition Date: 11/20/2019)	12,152,000	12,410,230
Ursa Re II 2020-1 Class AA (T-Bill 3 Month + 3.750%), 12/07/2023 (b)(c)(d)(e) (Cost: $3,683,000; Original Acquisition Date: 10/08/2020)	3,683,000	3,772,865
Ursa Re II 2020-1 Class D (T-Bill 3 Month + 6.250%), 12/07/2023 (b)(c)(d)(e) (Cost: $9,303,000; Original Acquisition Date: 10/08/2020)	9,303,000	9,543,017

		67,768,355

Fire - 0.1%
SD Re 2020-1 Class A (T-Bill 3 Month + 9.750%), 07/14/2023 (b)(c)(d)(e) (Cost: $1,062,000; Original Acquisition Date: 07/02/2020)	1,062,000	1,061,628

Flood - 1.8%
FloodSmart Re 2018 Class A (T-Bill 3 Month + 11.830%), 08/06/2021 (b)(c)(e) (Cost: $8,074,998; Original Acquisition Date: 04/20/2020)	8,107,000	8,250,899
FloodSmart Re 2018 Class B (T-Bill 3 Month + 14.080%), 08/06/2021 (b)(c)(e) (Cost: $13,371,355; Original Acquisition Date: 04/21/2020)	13,473,000	13,702,041
FloodSmart Re 2019 Class A (T-Bill 3 Month + 11.830%), 03/07/2022 (b)(c)(e) (Cost: $12,005,087; Original Acquisition Date: 04/22/2020)	12,203,000	12,063,276
FloodSmart Re 2019 Class B (T-Bill 3 Month + 15.080%), 03/07/2022 (b)(c)(e) (Cost: $619,576; Original Acquisition Date: 07/17/2020)	632,000	621,066

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Flood - 1.8% (continued)
FloodSmart Re 2020 Class A (T-Bill 3 Month + 11.580%), 02/27/2023 (b)(c)(e) (Cost: $720,517; Original Acquisition Date: 07/22/2020)	$736,000	$737,141
FloodSmart Re 2020 Class B (T-Bill 3 Month + 15.080%), 02/27/2023 (b)(c)(e) (Cost: $3,417,926; Original Acquisition Date: 04/28/2020)	3,500,000	3,498,250

		38,872,673

Multiperil - 7.2%
Armor Re II 2019-1 Class A (T-Bill 3 Month + 6.330%), 06/08/2022 (b)(c)(d)(e) (Cost: $5,187,428; Original Acquisition Date: 05/09/2019)	5,219,000	5,222,131
Bonanza Re 2020-1 Class A (T-Bill 3 Month + 4.750%), 02/20/2024 (b)(c)(d)(e) (Cost: $2,025,000; Original Acquisition Date: 02/13/2020)	2,025,000	2,040,795
Bowline 2018-1 Class A (T-Bill 3 Month + 4.760%), 05/23/2022 (b)(c)(d)(e) (Cost: $7,249,539; Original Acquisition Date: 05/10/2018)	7,262,000	7,318,280
Bowline Re 2019-1 Class A (T-Bill 3 Month + 4.500%), 03/20/2023 (b)(c)(d)(e) (Cost: $3,983,000; Original Acquisition Date: 03/08/2019)	3,983,000	4,029,402
Bowline Re 2019-1 Class B (T-Bill 3 Month + 8.850%), 03/20/2023 (b)(c)(d)(e) (Cost: $4,656,698; Original Acquisition Date: 03/08/2019)	4,662,000	4,717,478
Caelus Re 2018-1 Class A (T-Bill 3 Month + 3.190%), 06/07/2021 (b)(c)(d)(e) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	2,681,000	1,876,700
Caelus Re 2018-1 Class B (T-Bill 3 Month + 4.030%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $1,743,791; Original Acquisition Date: 05/04/2018)	1,745,000	226,850
Caelus Re 2018-1 Class C (T-Bill 3 Month + 7.240%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $3,218,000; Original Acquisition Date: 05/04/2018)	3,218,000	64,521
Caelus Re 2018-1 Class D (T-Bill 3 Month + 10.700%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $536,000; Original Acquisition Date: 05/04/2018)	536,000	2,707

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.2% (continued)
Caelus Re 2020-1 Class A-1 (T-Bill 3 Month + 5.500%), 06/07/2023 (b)(c)(d)(e) (Cost: $1,099,633; Original Acquisition Date: 04/20/2020)	$1,135,000	$1,154,465
Caelus Re V 2017-1 Class B (T-Bill 3 Month + 0.500%), 06/05/2024 (b)(c)(d)(e)(f) (Cost: $495,300; Original Acquisition Date: 04/27/2017)	495,300	185,737
Caelus Re V 2017-1 Class C (T-Bill 3 Month + 0.500%), 06/05/2023 (b)(c)(d)(e)(f) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	79,408
Caelus Re V 2017-1 Class D (T-Bill 3 Month + 0.500%), 06/05/2023 (b)(c)(d)(e)(f) (Cost: $1,400,468; Original Acquisition Date: 04/27/2017)	1,400,468	140
Easton Re 2020-1 Class A (T-Bill 3 Month + 4.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $1,397,000; Original Acquisition Date: 12/15/2020)	1,397,000	1,404,055
Espada Reinsurance 2016-1 Class 20 (T-Bill 3 Month + 0.500%), 06/06/2021 (b)(c)(d)(e)(f) (Cost: $641,817; Original Acquisition Date: 02/12/2016)	641,817	417,181
Fortius Re 2017-1 (6 Month Libor USD + 3.420%), 07/07/2021 (b)(c)(d)(e) (Cost: $740,000; Original Acquisition Date: 07/14/2017)	740,000	741,110
Herbie Re 2020-1 Class A (T-Bill 3 Month + 9.000%), 07/08/2024 (b)(c)(d)(e) (Cost: $5,101,000; Original Acquisition Date: 06/09/2020)	5,101,000	5,210,161
Kilimanjaro III Re 2019-1 Class A-1 (T-Bill 3 Month + 16.660%), 12/19/2023 (b)(c)(d)(e) (Cost: $14,195,184; Original Acquisition Date: 04/28/2020)	14,750,000	15,215,362
Kilimanjaro III Re 2019-1 Class A-2 (T-Bill 3 Month + 16.660%), 12/19/2024 (b)(c)(d)(e) (Cost: $10,457,694; Original Acquisition Date: 04/29/2020)	10,883,000	11,364,029
Kilimanjaro Re 2018-1 Class A-1 (3 Month Libor USD + 13.610%), 05/06/2022 (b)(c)(d)(e) (Cost: $5,438,278; Original Acquisition Date: 04/18/2018)	5,671,000	5,688,297

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.2% (continued)
Kilimanjaro Re 2018-1 Class B-1 (3 Month Libor USD + 4.940%), 05/06/2022 (b)(c)(d)(e) (Cost: $5,382,874; Original Acquisition Date: 04/18/2018)	$5,389,000	$5,405,167
Kilimanjaro Re 2018-2 Class A-2 (3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $2,549,527; Original Acquisition Date: 04/18/2018)	2,660,000	2,678,886
Kilimanjaro Re 2018-2 Class B-2 (3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,984,560
Long Point Re III 2018-1 Class A (T-Bill 3 Month + 2.750%), 06/01/2022 (b)(c)(d)(e) (Cost: $6,048,394; Original Acquisition Date: 10/04/2018)	6,054,000	6,076,703
MetroCat Re 2020-1 Class A (T-Bill 3 Month + 5.500%), 05/08/2023 (b)(c)(e) (Cost: $2,493,817; Original Acquisition Date: 05/06/2020)	2,467,000	2,501,908
Mona Lisa Re 2020-1 Class A (T-Bill 3 Month + 7.500%), 01/09/2023 (b)(c)(e) (Cost: $3,944,972; Original Acquisition Date: 03/20/2020)	4,000,000	4,046,800
Mystic Re IV 2021-1 Class A (T-Bill 3 Month + 9.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $1,862,000; Original Acquisition Date: 12/15/2020)	1,862,000	1,902,033
Residential Re 2015-I Class 10 (T-Bill 3 Month + 0.500%), 06/06/2021 (b)(c)(d)(e)(f) (Cost: $8,171,509; Original Acquisition Date: 05/21/2015)	8,171,509	3,472,891
Residential Re 2016-I Class 10 (T-Bill 3 Month + 0.500%), 06/06/2021 (b)(c)(d)(e)(f) (Cost: $1,353,174; Original Acquisition Date: 04/28/2016)	1,353,174	33,829
Residential Re 2017-I Class 11 (T-Bill 3 Month + 5.170%), 06/06/2021 (b)(c)(d)(e) (Cost: $6,731,000; Original Acquisition Date: 04/19/2017)	6,731,000	6,243,339
Residential Re 2017-II Class 2 (T-Bill 3 Month + 13.040%), 12/02/2021 (b)(c)(d)(e) (Cost: $966,801; Original Acquisition Date: 05/27/2020)	989,000	982,028

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.2% (continued)
Residential Re 2018-I Class 13 (T-Bill 3 Month + 3.360%), 06/06/2022 (b)(c)(d)(e) (Cost: $7,344,627; Original Acquisition Date: 04/30/2018)	$7,353,000	$7,159,984
Residential Re 2019-I Class 12 (T-Bill 3 Month + 8.680%), 06/06/2023 (b)(c)(d)(e) (Cost: $505,000; Original Acquisition Date: 05/08/2019)	505,000	454,500
Residential Re 2019-I Class 13 (T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,082,685; Original Acquisition Date: 05/08/2019)	1,088,000	1,067,600
Residential Re 2019-II Class 2 (T-Bill 3 Month + 12.370%), 12/06/2023 (b)(c)(d)(e) (Cost: $1,294,000; Original Acquisition Date: 11/05/2019)	1,294,000	1,269,932
Residential Re 2020-I Class 13 (T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $1,759,000; Original Acquisition Date: 05/27/2020)	1,759,000	1,750,821
Residential Re 2020-II Class 1 16.290%, 12/06/2021 (b)(d)(e)(g) (Cost: $496,489; Original Acquisition Date: 10/30/2020)	586,000	426,022
Residential Re 2020-II Class 3 (T-Bill 3 Month + 8.250%), 12/06/2024 (b)(c)(d)(e) (Cost: $586,000; Original Acquisition Date: 10/30/2020)	586,000	584,154
Residential Re 2020-II Class 4 (T-Bill 3 Month + 6.250%), 12/06/2024 (b)(c)(d)(e) (Cost: $1,269,000; Original Acquisition Date: 10/30/2020)	1,269,000	1,277,185
Sanders Re 2017-1 Class A (6 Month Libor USD + 2.930%), 12/06/2021 (b)(c)(d)(e) (Cost: $4,549,772; Original Acquisition Date: 03/01/2019)	4,573,000	4,545,791
Sanders Re 2018-1 Class A (T-Bill 3 Month + 5.500%), 04/07/2022 (b)(c)(d)(e) (Cost: $15,004,931; Original Acquisition Date: 03/23/2018)	15,079,000	12,851,078
Sanders Re II 2020-1 Class A (3 Month Libor USD + 4.360%), 04/07/2024 (b)(c)(d)(e) (Cost: $2,689,000; Original Acquisition Date: 03/18/2020)	2,689,000	2,700,428

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.2% (continued)
Spectrum Capital Ltd. 2017-1 A (6 Month Libor USD + 5.750%), 06/08/2021 (b)(c)(d)(e) (Cost: $2,343,000; Original Acquisition Date: 06/13/2017)	$2,343,000	$2,346,515
Stratosphere Re 2020-1 Class A (T-Bill 3 Month + 2.750%), 02/07/2023 (b)(c)(d)(e) (Cost: $563,943; Original Acquisition Date: 04/20/2020)	568,000	566,495
Tailwind Re 2017-1 Class A (T-Bill 3 Month + 7.650%), 01/08/2022 (b)(c)(d)(e) (Cost: $1,953,686; Original Acquisition Date: 10/14/2020)	1,936,000	1,957,102
Tailwind Re 2017-1 Class B (T-Bill 3 Month + 9.460%), 01/08/2022 (b)(c)(d)(e) (Cost: $3,753,987; Original Acquisition Date: 06/11/2019)	3,743,000	3,776,687
Tailwind Re 2017-1 Class C (T-Bill 3 Month + 11.550%), 01/08/2022 (b)(c)(d)(e) (Cost: $3,021,796; Original Acquisition Date: 08/02/2019)	3,027,000	3,067,713

		151,088,960

Windstorm - 3.6%
Alamo Re 2018-1 Class A (T-Bill 3 Month + 3.400%), 06/07/2021 (b)(c)(d)(e) (Cost: $4,498,355; Original Acquisition Date: 07/03/2018)	4,506,000	4,509,605
Alamo Re 2019-1 Class A (T-Bill 3 Month + 4.450%), 06/08/2022 (b)(c)(d)(e) (Cost: $2,792,000; Original Acquisition Date: 05/21/2019)	2,792,000	2,828,715
Alamo Re 2020-1 Class A (T-Bill 3 Month + 5.750%), 06/08/2023 (b)(c)(d)(e) (Cost: $12,320,000; Original Acquisition Date: 05/29/2020)	12,320,000	12,854,072
Blue Halo Re 2020-1 Class A (T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e) (Cost: $3,616,000; Original Acquisition Date: 06/16/2020)	3,616,000	3,748,707
Bonanza Re 2020-2 Class A (T-Bill 3 Month + 4.750%), 12/23/2024 (b)(c)(d)(e) (Cost: $1,490,000; Original Acquisition Date: 12/15/2020)	1,490,000	1,504,602
Cape Lookout Re 2019-1 Class A (T-Bill 3 Month + 4.150%), 02/25/2022 (b)(c)(d)(e) (Cost: $13,603,862; Original Acquisition Date: 02/05/2020)	13,609,000	13,629,413

	PRINCIPAL AMOUNT	VALUE
Windstorm - 3.6% (continued)
Cape Lookout Re 2019-2 Class A (T-Bill 3 Month + 6.490%), 05/09/2022 (b)(c)(d)(e) (Cost: $2,560,000; Original Acquisition Date: 06/14/2019)	$2,560,000	$2,582,400
Citrus Re 2017-1 Class A (6 Month Libor USD + 5.310%), 03/20/2023 (b)(c)(d)(e)(f)(h) (Cost: $429,725; Original Acquisition Date: 03/06/2017)	429,725	200,982
Everglades II 2020-2 A (T-Bill 3 Month + 6.250%), 05/04/2023 (b)(c)(d)(e) (Cost: $1,649,000; Original Acquisition Date: 05/21/2020)	1,649,000	1,674,312
Everglades Re II 2018-1 A (T-Bill 3 Month + 4.730%), 05/04/2021 (b)(c)(d)(e) (Cost: $8,030,000; Original Acquisition Date: 05/09/2018)	8,030,000	8,029,598
First Coast Re 2019-1 Class A (T-Bill 3 Month + 5.660%), 06/07/2023 (b)(c)(d)(e) (Cost: $506,000; Original Acquisition Date: 05/16/2019)	506,000	510,073
Integrity Re 2020-1 Class A (3 Month Libor USD + 7.250%), 04/12/2023 (b)(c)(e) (Cost: $2,061,000; Original Acquisition Date: 03/18/2020)	2,061,000	2,134,269
Manatee Re II 2018-1 Class A (T-Bill 3 Month + 4.530%), 06/07/2021 (b)(c)(d)(e) (Cost: $4,278,411; Original Acquisition Date: 03/22/2018)	4,280,000	4,281,712
Manatee Re II 2018-1 Class B (T-Bill 3 Month + 8.280%), 06/07/2021 (b)(c)(d)(e) (Cost: $2,296,817; Original Acquisition Date: 03/22/2018)	2,299,000	2,295,552
Manatee Re III 2019-1 Class B (T-Bill 3 Month + 9.620%), 06/07/2022 (b)(c)(d)(e) (Cost: $507,000; Original Acquisition Date: 05/23/2019)	507,000	496,353
Matterhorn Re Ltd 2020-1 Class B (T-Bill 3 Month + 7.500%), 12/07/2021 (b)(c)(d)(e) (Cost: $6,070,516; Original Acquisition Date: 03/12/2020)	6,108,000	6,102,503
Matterhorn Re Ltd 2020-2 Class B (T-Bill 3 Month + 6.250%), 12/07/2021 (b)(c)(d)(e) (Cost: $4,343,873; Original Acquisition Date: 01/29/2020)	4,347,000	4,344,392

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 3.6% (continued)
Matterhorn Re Ltd 2020-4 Class A (T-Bill 3 Month + 10.000%), 12/07/2021 (b)(c)(d)(e) (Cost: $1,065,000; Original Acquisition Date: 06/25/2020)	$1,065,000	$1,085,235
Matterhorn Re Ltd 2020-4 Class B 4.217%, 12/07/2021 (b)(d)(e)(g) (Cost: $3,699,930; Original Acquisition Date: 06/25/2020)	3,928,000	3,759,882

		76,572,377

		335,363,993

TOTAL EVENT LINKED BONDS (Cost $451,732,968)		438,211,068

PARTICIPATION NOTES - 2.6%
Global - 2.6%
Multiperil - 2.6%
Alturas Re 2019-1 Class A 03/10/2023 (b)(d)(e)(f) (Cost: $20,001; Original Acquisition Date: 12/20/2018)	20,001	—
Alturas Re 2020-1 Class B 03/10/2023 (b)(d)(e)(f)(h)(i) (Cost: $2,986,529; Original Acquisition Date: 12/27/2019)	2,986,529	861,315
Eden Re II 2018-1 Class A 03/22/2022 (b)(d)(e)(f)(h) (Cost: $18,527; Original Acquisition Date: 12/15/2017)	18,527	258,697
Eden Re II 2018-1 Class B 03/22/2022 (b)(d)(e)(f)(h) (Cost: $91,003; Original Acquisition Date: 12/27/2017)	91,003	3,188,099
Eden Re II 2019-1 Class B 03/22/2023 (b)(d)(e)(f)(h) (Cost: $70,357; Original Acquisition Date: 12/19/2018)	70,357	3,366,677
Eden Re II 2020-1 Class B 03/22/2024 (b)(d)(e)(f)(h)(i) (Cost: $5,000,000; Original Acquisition Date: 12/26/2019)	5,000,000	5,533,299
Eden Re II 2021-1 Class B 03/21/2025 (b)(d)(e)(f)(h)(i) (Cost: $22,500,000; Original Acquisition Date: 12/21/2020)	22,500,000	21,806,871
Limestone Re 2016-1 08/31/2021 (b)(d)(e)(f)(h) (Cost: $0; Original Acquisition Date: 09/12/2017)	—	71,464
Limestone Re 2018-1 A 03/01/2022 (b)(d)(e)(f) (Cost: $1,188; Original Acquisition Date: 06/20/2018)	1,188	1,007

	PRINCIPAL AMOUNT	VALUE
Multiperil - 2.6% (continued)
Limestone Re 2019-1 B 09/09/2022 (b)(d)(e)(f)(h) (Cost: $48,023; Original Acquisition Date: 12/24/2018)	$48,023	$82,026
Limestone Re 2019-2 B 03/01/2023 (b)(d)(e)(f)(h)(i) (Cost: $845,248; Original Acquisition Date: 06/25/2019)	845,248	1,474,988
Limestone Re 2020-1 A 03/01/2024 (b)(d)(e)(f)(h)(i) (Cost: $363,267; Original Acquisition Date: 02/19/2021)	363,267	580,598
Limestone Re 2020-2 B 10/01/2024 (b)(d)(e)(f)(i) (Cost: $9,100,000; Original Acquisition Date: 06/26/2020)	9,100,000	9,776,130
Sector Re V Series 10 Class A 03/01/2025 (b)(e)(f)(h)(i) (Cost: $10,650; Original Acquisition Date: 04/24/2020)	10,650	12,769
Sector Re V Series 10 Class B 03/01/2025 (b)(e)(f)(h)(i) (Cost: $11,358; Original Acquisition Date: 04/24/2020)	11,358	13,618
Sector Re V Series 9 Class A 03/01/2023 (b)(e)(f)(i) (Cost: $4,561,699; Original Acquisition Date: 04/24/2019)	4,561,699	2,569,728
Sector Re V Series 9 Class B 03/01/2023 (b)(e)(f)(i) (Cost: $2,549,056; Original Acquisition Date: 04/24/2019)	2,549,056	1,435,952
Sector Re V Series 9 Class D 12/01/2024 (b)(e)(f)(i) (Cost: $319,973; Original Acquisition Date: 12/10/2019)	319,973	759,831
Sector Re V Series 9 Class G 03/01/2023 (b)(e)(f) (Cost: $23,759; Original Acquisition Date: 04/24/2019)	23,759	396,235
Sussex Re 2020-A 12/31/2022 (e)(f)(h) (Cost: $0; Original Acquisition Date: 01/22/2020)	—	419,190
Sussex Re 2021-A 12/31/2022 (b)(e)(f)(h)(i) (Cost: $2,471,645; Original Acquisition Date: 12/29/2020)	2,471,645	2,500,236
Versutus 2018 A-5 12/31/2021 (b)(e)(f)(h)(i) (Cost: $287,507; Original Acquisition Date: 12/15/2017)	287,507	185,941
Versutus 2019-B 12/31/2022 (b)(e)(f)(h) (Cost: $3,093,940; Original Acquisition Date: 12/21/2018)	3,093,940	693,660

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 2.6% (continued)
Williamsburg (Horseshoe Re) 08/31/2021 (b)(e)(f) (Cost: $0; Original Acquisition Date: 12/15/2016)	$—	$—

TOTAL PARTICIPATION NOTES (Cost $54,373,730)		55,988,331

PREFERENCE SHARES - 64.2%
Global - 63.6%
Marine/Energy - 0.0%
Kauai (Artex Segregated Account Company) (b)(f)(i) (Cost: $25,453,436; Original Acquisition Date: 01/07/2016)	51,394	—

Multiperil - 63.6%
Altiplano (Mt. Logan Re) (b)(e)(f)(i) (Cost: $33,500,000; Original Acquisition Date: 06/01/2018)	33,500	14,575,317
Arenal (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $47,236,033; Original Acquisition Date: 05/07/2015)	165,450	31,830,875
Baldwin (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $38,860,482; Original Acquisition Date: 01/04/2018)	1,328,746	896,486
Biscayne (Artex Segregated Account Company) (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 12/26/2014)	46,979	620,975
Bowery (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $89,892,055; Original Acquisition Date: 09/29/2017)	200,075	63,899,609
Brighton (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $71,068,331; Original Acquisition Date: 06/12/2020)	1,022,526	77,381,103
Cardinal Re 2015-1 (b)(e)(f)(h)(i) (Cost: $53,998,129; Original Acquisition Date: 07/29/2015)	149	43,144,875
Carlsbad 2 (Artex Segregated Account Company) (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 04/28/2014)	190,319	96,498
Cumberland (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $29,918,817; Original Acquisition Date: 04/10/2015)	28,898	10,390,955
Cypress (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $19,143,689; Original Acquisition Date: 09/29/2017)	125,090,500	14,797,581
Edmund 2 (Mt. Logan Re) (b)(e)(f)(i) (Cost: $30,490,064; Original Acquisition Date: 10/31/2017)	30,490	20,788,034
Emerald Lake (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $52,470,705; Original Acquisition Date: 12/16/2015)	504,899	16,222,504

	PRINCIPAL AMOUNT	VALUE
Multiperil - 63.6% (continued)
Florblanca (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $26,480,971; Original Acquisition Date: 12/29/2016)	$77,550	$24,673,322
Freeport (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $28,525,899; Original Acquisition Date: 04/04/2018)	750,718	21,555
Harambee Re 2017 (b)(e)(f)(h)(i) (Cost: $7,946; Original Acquisition Date: 12/20/2016)	17,156	63,682
Harambee Re 2018 (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 12/15/2017)	28,863	175,748
Harambee Re 2019 (b)(e)(f)(h)(i) (Cost: $114,714; Original Acquisition Date: 12/21/2018)	114,714	285,621
Hatteras (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $79,779,874; Original Acquisition Date: 12/24/2015)	77,632	65,911,714
Hudson Charles (Mt. Logan Re) (b)(e)(f)(i) (Cost: $19,013,816; Original Acquisition Date: 01/02/2014)	19,014	14,807,817
Hudson Charles 2 (Mt. Logan Re) (b)(e)(f)(i) (Cost: $19,105,594; Original Acquisition Date: 03/31/2017)	19,106	14,128,447
Hudson Charles 3 (Mt. Logan Re) (b)(e)(f)(i) (Cost: $8,240,625; Original Acquisition Date: 06/19/2014)	8,241	5,954,070
Hudson Charles 4 (Mt. Logan Re) (b)(e)(f)(i) (Cost: $10,968,750; Original Acquisition Date: 02/07/2018)	10,969	9,226,683
Hudson Paul (Mt. Logan Re) (b)(e)(f)(i) (Cost: $16,875,000; Original Acquisition Date: 01/02/2014)	16,875	14,274,200
Hudson Paul 3 (Mt. Logan Re) (b)(e)(f)(i) (Cost: $21,093,800; Original Acquisition Date: 03/31/2017)	21,094	17,174,112
Hudson Paul 4 (Mt. Logan Re) (b)(e)(f)(i) (Cost: $1,575,000; Original Acquisition Date: 02/07/2018)	1,575	1,366,862
Iseo (Artex Segregated Account Company) (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 09/08/2017)	183,543	14,440
Kensington (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $50,090,053; Original Acquisition Date: 08/16/2018)	954,585	72,421,164

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 63.6% (continued)
Latigo (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $43,767,718; Original Acquisition Date: 01/06/2014)	$473	$34,474,152
Lorimer (Horseshoe Re) (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 01/03/2019)	501,528	2,335,335
LRe 2018 (Lorenz Re Ltd.) (b)(e)(f)(h)(i) (Cost: $41,406; Original Acquisition Date: 07/10/2018)	2,751	520,393
LRe 2019 (Lorenz Re Ltd.) (b)(e)(f)(h)(i) (Cost: $3,074,123; Original Acquisition Date: 07/30/2019)	30,940	2,162,773
Mackinac (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $11,173,894; Original Acquisition Date: 02/05/2015)	55,584	20,568,893
Madison (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $42,403,124; Original Acquisition Date: 12/12/2016)	97,141	30,921,673
Malibu (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $15,746,735; Original Acquisition Date: 11/08/2016)	15,746,735	10,319,969
Mohonk (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $77,159,598; Original Acquisition Date: 12/24/2013)	103	77,685,328
Mojave (Mt. Logan Re) (b)(e)(f)(i) (Cost: $23,789,993; Original Acquisition Date: 12/30/2014)	23,790	19,107,592
Mojave 2 (Mt. Logan Re) (b)(e)(f)(i) (Cost: $15,859,996; Original Acquisition Date: 12/24/2015)	15,860	12,738,395
Mulholland (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $12,372,687; Original Acquisition Date: 12/26/2013)	114	—
Pelham (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $21,129,518; Original Acquisition Date: 01/02/2018)	264,553	3,952,088
Peregrine LCA (b)(e)(f)(h)(i) (Cost: $88,342,563; Original Acquisition Date: 12/27/2016)	12,839,275	98,020,392
Revelstoke (Artex Segregated Account Company) (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 01/19/2016)	15,350	21,183
Rondout (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $175,747,317; Original Acquisition Date: 05/24/2018)	184,131	153,870,976

	PRINCIPAL AMOUNT	VALUE
Multiperil - 63.6% (continued)
Sheepshead (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $67,234,985; Original Acquisition Date: 06/12/2020)	$969,034	$74,280,648
Skytop (Artex Segregated Account Company) (b)(e)(f) (Cost: $0; Original Acquisition Date: 01/09/2014)	210	—
SR0001 (Horseshoe Re) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 07/10/2015)	1,757	—
St. Kevins (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $25,001,106; Original Acquisition Date: 12/29/2016)	42,944	4,672,187
Sugarloaf (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $2,262,381; Original Acquisition Date: 01/12/2016)	19,288	—
Sussex Designated Investment Series (b)(e)(f)(h)(i) (Cost: $2,595,620; Original Acquisition Date: 01/22/2019)	4,790	330,500
Sussex Designated Investment Series Dec 19 (b)(e)(f)(h)(i) (Cost: $495,632; Original Acquisition Date: 01/24/2020)	3,895	396,054
Sussex Designated Investment Series May 2019 (b)(e)(f)(h)(i) (Cost: $564,313; Original Acquisition Date: 06/20/2019)	1,378	215,418
Sutton (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $32,337,251; Original Acquisition Date: 03/24/2017)	42,693	2,022,521
Thopas Re 2018 (b)(e)(f)(h)(i) (Cost: $3,490,013; Original Acquisition Date: 12/08/2017)	81,287	142
Thopas Re 2019 (b)(e)(f)(h)(i) (Cost: $410,516; Original Acquisition Date: 12/21/2018)	4,812	523,325
Turing Re 2017-1 (b)(e)(f)(i) (Cost: $19,078,766; Original Acquisition Date: 05/23/2017)	400,000	—
Twin Lakes (Artex Segregated Account Company) (b)(e)(f)(h) (Cost: $507,688; Original Acquisition Date: 01/04/2016)	86,107	1,351,089
Viribus Re 2018 (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 12/22/2017)	1,416,046	18,471
Viribus Re 2019 (b)(e)(f)(h)(i) (Cost: $617,030; Original Acquisition Date: 12/26/2018)	601,833	34,155
Windsor (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $1,521,913; Original Acquisition Date: 12/29/2017)	1,230,204	20,500,263

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 63.6% (continued)
Woodside (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $70,471,518; Original Acquisition Date: 06/12/2020)	$1,012,875	$76,213,265
Yellowstone (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 01/08/2014)	100	45,443
Yoho (Artex Segregated Account Company) (b)(e)(f)(h) (Cost: $77,861,362; Original Acquisition Date: 05/17/2016)	357,363	40,257,605
Yorkville (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $130,097,000; Original Acquisition Date: 05/31/2019)	143,394	118,651,996

		1,341,356,473

		1,341,356,473

United States - 0.6%
Multiperil - 0.0%
SR0005 (Horseshoe Re) (b)(e)(f)(i) (Cost: $6,360,627; Original Acquisition Date: 04/15/2016)	6,966,774	—
Yosemite (Horseshoe Re) (b)(e)(f) (Cost: $0; Original Acquisition Date: 07/11/2017)	162,602	—

		—

Windstorm - 0.6%
Riverdale (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $16,214,789; Original Acquisition Date: 06/10/2020)	251,610	11,391,790
SR0006 (Horseshoe Re) (b)(e)(f)(i) (Cost: $2,470,449; Original Acquisition Date: 08/09/2016)	39,381,541	—

		11,391,790

		11,391,790

TOTAL PREFERENCE SHARES (Cost $1,764,105,414)		1,352,748,263

PRIVATE FUND UNITS - 0.8%
Global - 0.8%
Multiperil - 0.8%
Aeolus Property Catastrophe J17 Keystone Fund (b)(e)(f)(h)(i) (Cost: $10,069,535; Original Acquisition Date: 01/20/2017)	11,510	5,173,882
Aeolus Property Catastrophe J18 Keystone Fund (b)(e)(f)(h)(i) (Cost: $5,264,519; Original Acquisition Date: 02/20/2018)	5,261	7,284,619

	PRINCIPAL AMOUNT	VALUE
Multiperil - 0.8% (continued)
Aeolus Property Catastrophe J19 Keystone Fund (b)(e)(f)(h)(i) (Cost: $501,543; Original Acquisition Date: 01/14/2019)	$502	$852,963
Aeolus Property Catastrophe MY17 Keystone Fund (b)(e)(f)(h)(i) (Cost: $5,588,874; Original Acquisition Date: 07/06/2017)	5,589	904,820
Aeolus Property Catastrophe MY18 Keystone Fund (b)(e)(f)(h)(i) (Cost: $3,105,726; Original Acquisition Date: 07/17/2018)	3,106	2,777,543

TOTAL PRIVATE FUND UNITS (Cost $24,530,197)		16,993,827

LIMITED LIABILITY PARTNERSHIP - 0.0%
Operating Companies - 0.0%
Global - 0.0%
Multiperil - 0.0%
Point Dume LLP (f)(h)(i)(j)		—

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $60,824,532)		—

SHORT-TERM INVESTMENTS - 5.0%
Money Market Fund - 5.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.01% (k)	50,510,380	50,510,380
First American Government Obligations Fund - Class Z - 0.03% (k)	1,139,513	1,139,513
First American Treasury Obligations Fund - Class Z - 0.03% (k)	1,139,513	1,139,513
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (k)	51,649,893	51,649,893
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (k)	1,139,513	1,139,513

TOTAL SHORT-TERM INVESTMENTS (Cost $105,578,812)		105,578,812

TOTAL INVESTMENTS (Cost $2,461,145,653) - 93.4%		1,969,520,301

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6%		138,394,613

TOTAL NET ASSETS - 100.0%		$2,107,914,914

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated a as percent of net assets.

(a)	Rounds to zero.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

(b)

Foreign issued security. Total foreign securities by country of domicile are $1,863,522,299. Foreign concentration is as follows: Bermuda: 84.9%, Cayman Islands: 1.7%, Singapore: 0.8%, Supranational: 0.4%, Ireland: 0.4%, and Great Britain: 0.2%.

(c)

Variable rate security. Reference rates as of April 30, 2021 are as follows: 3 Month Euribor -0.54%, 3 Month Libor 0.18%, T-Bill 3 Month 0.01%, and 6 Month Libor 0.21%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2021 was $437,656,589, which represented 20.8% of net assets.

(e)	Security is restricted as to resale.
(f)	Value determined using significant unobservable inputs.
(g)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(h)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $1,266,850,991, which represents 60.1% of net assets.
(i)	Non-income producing security.
(j)

The partnership is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance of activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed and is included on the Statement of Assets and Liabilities.

(k)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Statement of Assets and Liabilities	as of April 30, 2021 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

ASSETS:
Investments, at fair value(1)	$1,969,520,301
Foreign currencies at custodian, at fair value(2)	101,797
Receivable for fund shares sold	1,701,129
Receivable for investment securities sold	24,019,580
Interest receivable	3,215,500
Collateral held for LLP(3)	117,013,627
Other assets	190,119

Total assets	2,115,762,053

LIABILITIES:
Payable for investment securities purchased	2,253,278
Payable to Adviser	3,459,565
Payable for Chief Compliance Officer compensation	4,680
Payable to Trustees	72,218
Accrued service fees	86,489
Accrued distribution and servicing fees	86,489
Accrued tax service fees	646,875
Payable to Custodian	48,441
Other accrued expenses	1,189,104

Total liabilities	7,847,139

Total net assets	$2,107,914,914

NET ASSETS CONSIST OF:
Capital stock	$3,321,815,041
Total distributable loss	(1,213,900,127)

Total net assets	$2,107,914,914

Net Assets	$2,107,914,914
Shares outstanding	53,276,235
Net asset value, offering and redemption price per share	$39.57

(1) Cost of Investments	$2,461,145,653
(2) Cost of Foreign Currencies	96,709
(3) Represents cash pledged as collateral for Point Dume LLP. The cash pledged as collateral is restricted as to withdrawal or use under the terms of a contractual agreement.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Statement of Operations	For the Period Ended April 30, 2021 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

INVESTMENT INCOME:
Dividend income	$30,484,449
Interest income	21,190,268

Total investment income	51,674,717

EXPENSES:
Advisory fees (See Note 4)	24,857,500
Fund accounting and administration fees	1,070,208
Audit and tax related fees	681,847
Distribution and service fees	627,138
Service fees	627,138
Transfer agency fees and expenses	462,925
Legal fees	282,641
Trustees fees and expenses	149,519
Custody fees	86,495
Federal and state registration fees	26,482
Chief Compliance Officer compensation	25,880
Other expenses	837,958

Total expenses	29,735,731

Net investment income	21,938,986

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(13,354,045)
Foreign currency translation	(40)
Swap contracts	255,555
Net change in unrealized appreciation (depreciation) on:
Investments	(37,788,840)
Foreign currency translation	5,545
Swap contracts	2,452,778

Net realized and unrealized loss	(48,429,047)

Net decrease in net assets resulting from operations	$(26,490,061)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Statement of Changes in Net Assets

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

OPERATIONS:
Net investment income (loss)	$21,938,986	$17,798,937
Net realized gain (loss) on:
Investments	(13,354,045)	(166,816,704)
Foreign currency translation	(40)	217,838
Swap contracts	255,555	1,016,667
Net change in unrealized appreciation (depreciation) on:
Investments	(37,788,840)	119,079,200
Foreign currency translation	5,545	(8,646)
Swap contracts	2,452,778	(2,500,000)
Net decrease in net assets resulting from operations	(26,490,061)	(31,212,708)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(63,000,001)	(53,642,845)
Total distributions	(63,000,001)	(53,642,845)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	92,893,832	130,146,577
Proceeds from shares issued to holders in reinvestment of dividends	43,114,865	40,960,013
Cost of shares redeemed	(757,202,493)	(1,882,450,554)
Net decrease in net assets from capital share transactions	(621,193,796)	(1,711,343,964)
Total decrease in net assets	(710,683,858)	(1,796,199,517)

NET ASSETS:
Beginning of period	2,818,598,772	4,614,798,289

End of period	$2,107,914,914	$2,818,598,772

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Statement of Cash Flows

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

FOR THE PERIOD ENDED APRIL 30, 2021 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(26,490,061)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain:	45,345,702
Amortization and accretion of premium & discount	(1,806,166)
Changes in assets and liabilities:
Foreign currencies	(9,385)
Receivable for investment securities sold	(24,019,580)
Interest receivable	1,016,219
Unrealized depreciation on swap contracts	(2,452,778)
Payable to Adviser	(1,308,763)
Payable to Custodian	(29,451)
Payable to Trustees	(1,036)
Payable for investment securities purchased	(35,362)
Accrued distribution and servicing fees	(32,719)
Accrued service fees	(32,719)
Payable for Chief Compliance Officer compensation	(320)
Other accrued expenses	(16,694)
Other assets	(82,104)
Purchases of investments	(30,038,697)
Proceeds from sale of investments	735,482,118
Net purchases and sales of short-term investments	(19,727,821)
Net cash provided by operating activities	675,760,383

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	91,793,887
Payment on shares redeemed	(757,202,493)
Cash distributions to shareholders	(19,885,136)
Loan withdrawals	153,500,000
Loan paydowns	(153,500,000)
Net cash used in financing activities	(685,293,742)
Net decrease in cash and restricted cash	(9,533,359)
Cash and restricted cash, beginning of period	126,546,986
Cash and restricted cash, end of period	$117,013,627

Supplemental Disclosures of CASH FLOW AND NON-CASH INFORMATION:
Reinvested distributions	$43,114,865

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Financial Highlights

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PERIOD ENDED APRIL 30, 2021		YEAR ENDED OCTOBER 31, 2020(1)	YEAR ENDED OCTOBER 31, 2019	YEAR ENDED OCTOBER 31, 2018	YEAR ENDED OCTOBER 31, 2017	YEAR ENDED OCTOBER 31, 2016

Per Share Data:
Net asset value, beginning of period	$40.84		$41.15	$45.90	$45.90	$53.55	$53.85
Income (loss) from investment operations
Net investment income (loss) (2)	0.35		0.21	— (3)	(0.05)	1.95	1.20
Net realized and unrealized gains (losses)	(0.65)		0.04 (4)	(3.80)	0.10	(6.50)	2.75

Total from investment operations	(0.30)		0.25	(3.80)	0.05	(4.55)	3.95

Less distributions to shareholders
Dividends from net realized gains	—		—	—	(0.05)	—	—
Dividends from net investment income	(0.97)		(0.56)	(0.95)	—	(3.10)	(4.25)

Total distributions	(0.97)		(0.56)	(0.95)	(0.05)	(3.10)	(4.25)

Net asset value, end of period	$39.57		$40.84	$41.15	$45.90	$45.90	$53.55

Total return(5)	(0.80	)%(6)	0.67%	(8.30)%	0.10%	(9.00)%	7.83%

Supplemental Data and Ratios:
Net assets, end of period (000s)	$2,107,915		$2,818,599	$4,614,798	$5,975,742	$5,017,536	$3,495,575
Ratio of expenses to average net assets	2.39	%(7)	2.35%	2.24%	2.27%	2.26%	2.26%
Ratio of net investment income (loss) to average net assets	1.77	%(7)	0.52%	(0.01)%	(0.12)%	3.87%	2.34%
Portfolio turnover rate	1.28	%(6)	32.67%	16.11%	15.45%	28.91%	28.57%

(1)	Effective July 31, 2020, the Fund effected a 1:5 reverse stock split. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Rounds to zero.
(4)	The amount of net realized and unrealized gain per share does not correspond with the net realized and unrealized loss reported within the Statement of Changes due to the timing of capital share transactions and fluctuating market values.
(5)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(6)	Not annualized.
(7)	Annualized.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Consolidated Financial Statements	April 30, 2021 (Unaudited)

1. Organization

Stone Ridge Trust II (the “Trust”) was organized as a Delaware statutory trust on July 17, 2013 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered diversified closed-end management investment company issuing shares. As of April 30, 2021, the Trust consisted of one series: the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”). The Fund commenced operations on December 9, 2013. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.05% fee paid pursuant to the Distribution and Servicing Plan (as discussed below), a 0.05% fee paid pursuant to the Services Agreement (as discussed below), and no repurchase fee. The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval of the Board of Trustees (the “Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25% of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of shares not to exceed 2% of the shares outstanding on the repurchase request deadline. Notwithstanding the foregoing, under certain circumstances, the Fund may, in its discretion, accept shares tendered by shareholders who own fewer than 100 shares and tender all of their shares for repurchase in a repurchase offer. In that case, these shares would be accepted before prorating the shares tendered by other shareholders. In addition, if a repurchase offer is oversubscribed, the Fund will repurchase additional shares in an amount determined by the Board that are tendered by an estate (an “Estate Offer”). If an Estate Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. In addition, if a repurchase offer is oversubscribed, the Fund will repurchase additional shares that are tendered by (i) a trust that funds a tax-qualified defined benefit plan that has terminated or that the sponsor or governing body of such plan has voted to terminate or (ii) a limited liability company that is owned by one or more such trusts (the “Defined Benefit Plan Offer”). A “tax-qualified defined benefit plan” means a defined benefit plan that is qualified under section 401(a) of the Internal Revenue Code of 1986, as amended (for example, a corporate defined benefit pension plan or a defined benefit Keogh plan). It does not include, among other things, any defined contribution plan, 401(k) plan or individual retirement account (IRA). If the Defined Benefit Plan Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to repurchase all of the shares tendered in an Estate Offer or a Defined Benefit Plan Offer. If the Fund repurchases any shares pursuant to an Estate Offer or a Defined Benefit Plan Offer, this will not affect the number of shares that it repurchases from other shareholders in the quarterly repurchase offers. The Fund’s shares are not listed, and the Fund does not currently intend to list its shares for trading on any national securities exchange. The shares are therefore illiquid. Even though the Fund makes quarterly repurchase offers to repurchase a portion of the shares to provide liquidity to shareholders, shareholders should consider the shares to be illiquid. There is not expected to be any secondary trading market in the shares.

The Fund’s investment objective is to achieve long-term capital appreciation. The Fund pursues its investment objective primarily by investing in reinsurance-related securities, including event-linked bonds, preference shares, participation notes or private fund units issued in connection with quota shares (“Quota Share Notes”), and, to a lesser extent, preference shares, participation notes or private fund units issued in connection with excess-of-loss, stop-loss or other non-proportional reinsurance (“Excess of Loss Notes”), preference shares, participation notes or private fund units issued in connection with industry loss warranties (“ILW Notes”) event-linked swaps and equity securities (publicly or privately offered) or the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”).

The consolidated financial statements include the accounts of Stone Ridge Reinsurance Risk Premium Interval Sub Fund Ltd and Point Dume Holdings Ltd (each a “Subsidiary”), each of which is a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. Each Subsidiary acts as an investment vehicle in order to invest in derivative or insurance-related instruments consistent with the Fund’s investment objectives and policies. As of April 30, 2021, the Subsidiaries’ combined net assets were $121,032,420, which represented 5.7% of the Fund’s net assets.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Consolidated Financial Statements	April 30, 2021 (Unaudited)

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services-Investment Companies.

(a) Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures, including fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the NAV per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Consolidated Financial Statements	April 30, 2021 (Unaudited)

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Consolidated Financial Statements	April 30, 2021 (Unaudited)

There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there were no longer observable market data for these securities for the period ended April 30, 2021. The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2021:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Europe	$—	$384,708	$—	$384,708
Global	—	72,999,061	—	72,999,061
Japan	—	21,783,848	—	21,783,848
Mexico	—	7,679,458	—	7,679,458
United States	—	330,679,745	4,684,248	335,363,993
Total Event-Linked Bonds	—	433,526,820	4,684,248	438,211,068
Participation Notes (1)			55,988,331	55,988,331
Preference Shares
Global	—	—	1,341,356,473	1,341,356,473
United States	—	—	11,391,790	11,391,790
Total Preference Shares	—	—	1,352,748,263	1,352,748,263
Private Fund Units (1)	—	—	16,993,827	16,993,827
Limited Liability Partnership (1)	—	—	—	—
Money Market Funds	105,578,812	—	—	105,578,812

Total Assets	$105,578,812	$433,526,820	$1,430,414,669	$1,969,520,301

(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2021:

	EVENT-LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	PRIVATE FUND UNITS	LIMITED LIABILITY PARTNERSHIP	SWAP CONTRACTS
Beginning Balance—November 1, 2020	$9,931,444	$121,928,384	$1,855,362,126	$36,808,857	$—	$(2,452,778)
Acquisitions	—	25,289,697	—	—	9,533,359	—
Dispositions	(1,179,615)	(76,963,916)	(104,063,181)	(20,853,099)	—	(255,555)
Realized gain (loss)	(2,815,451)	(4,069,584)	(4,655,398)	(2,175,136)	—	255,555
Return of capital	—	(6,436,238)	(373,153,037)	—	—	—
Change in unrealized appreciation/ (depreciation)	(1,731,945)	(3,760,012)	(20,742,247)	3,213,205	(9,533,359)	2,452,778
Transfers in/(out) of Level 3	479,815	—	—	—	—	—
Ending Balance—April 30, 2021	$4,684,248	$55,988,331	$1,352,748,263	$16,993,827	$—	$—

As of April 30, 2021, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $(4,902,012) for Event-Linked Bonds, $(7,673,165) for Participation Notes, $(20,742,246) for Preference Shares, $3,213,204 for Private Fund Units, $(9,533,359) for Limited Liability Partnerships, and $0 for Swap Contracts.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Consolidated Financial Statements	April 30, 2021 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2021.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/21	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Participation Notes	Financial Services	$41,049,449	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ 0.0MM-$7.8MM $0.0MM-$11.6MM	$3.7MM $5.3MM

Preference Shares	Financial Services	$1,208,606,734	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$153.6MM $0.0MM-$231.4MM	$22.6MM $36.7MM

Private Fund Units	Financial Services	$16,993,827	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$2.5MM-$67.0MM $9.4MM-$27.0MM	$37.0MM $21.3MM

Limited Liability Partnership	Financial Services	$—	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$72.0MM $0.0MM-$76.6MM	$43.8MM $49.3MM

(1)	Weighed by relative fair value.

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $4,684,248 for Event-Linked Bonds, $14,938,882 for Participation Notes, $144,141,529 for Preference Shares and $0 for Private Fund Units.

Derivative Transactions — The Fund engaged in derivatives for hedging and speculative purposes during the period ended April 30, 2021. The use of derivatives included swap contracts.

Futures Contracts — The Fund may purchase and sell futures contracts. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Fund did not hold futures contracts during the period ended April 30, 2021.

Options — The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund may write put and call options to earn premium income, but the Fund did not write call or put options during the period ended April 30, 2021. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Consolidated Financial Statements	April 30, 2021 (Unaudited)

relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

Excess Mortality Swaps — The Fund entered into excess mortality swaps in order to gain exposure to reinsurance-related risks tied to population mortality experience. In an excess mortality swap, the protection buyer pays periodic premiums in exchange for a potential payment from the seller of protection if the specified mortality index exceeds a set value during an agreed upon period. During the period ended, April 30, 2021 the average notional amount of excess mortality swaps was $42,857,143 for contracts in which the Fund sold protection and is collateralized by event-linked bonds.

The tables below reflect the effect of derivative instruments on the Consolidated Statement of Operations for the period ended April 30, 2021.

AMOUNT OF REALIZED GAIN ON DERIVATIVES TRANSACTIONS
	SWAP CONTRACTS	TOTAL
Excess mortality contracts	$255,555	$255,555

	$255,555	$255,555

CHANGE IN UNREALIZED DEPRECIATION ON DERIVATIVES TRANSACTIONS
	SWAP CONTRACTS	TOTAL
Excess mortality contracts	$2,452,778	$2,452,778

	$2,452,778	$2,452,778

(b) Use of Estimates. The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c) Offsetting on the Consolidated Statement of Assets and Liabilities. Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Consolidated Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities”, specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association agreements specify collateral posting arrangements. Under the agreements, collateral is routinely

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Consolidated Financial Statements	April 30, 2021 (Unaudited)

transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

As of April 30, 2021, the Fund is not subject to any Master Netting Arrangements.

(d) Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes. The Fund qualifies and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Event-Linked Bonds. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(g) Quota Share Notes. Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(h) Excess of Loss Notes. Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses that exceed a specified threshold up to a set limit. For example, under such an arrangement, an insurer may have a book of business with $6 billion of total risk in respect of large, catastrophic losses. The insurer can purchase per-occurrence excess-of-loss reinsurance protection from an SPV for 40% of single-event losses the insurer suffers between $4 billion and $5 billion by paying the SPV a fixed premium. In this example, if the insurer suffered a loss of $5 billion due to one event, it would cover the first $4 billion itself (the amount it retained) and file a reinsurance claim with the SPV to pay 40% of the further $1 billion in losses (i.e., $400 million) and pay the remaining $600 million itself. If the insurer had losses of $6 billion, it would cover the first $4 billion itself, look to the SPV to pay 40% of $1 billion (again paying the $600 million itself) and would further retain the obligation to pay the additional $1 billion that exceeds the reinsurance coverage. The “trigger” for this type of reinsurance contract would be losses in excess of the specified amount.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Consolidated Financial Statements	April 30, 2021 (Unaudited)

(i) ILW Notes. ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The Fund, as holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event.

(j) Distributions to Shareholders. The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(k) Foreign Securities and Currency Transactions. The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments will consist partially of event-linked bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes that provide the Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

(l) Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(m) Restricted Securities. The Fund may invest a substantial portion of its assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Consolidated Financial Statements	April 30, 2021 (Unaudited)

(n) COVID-19. The COVID-19 pandemic, which began in December 2019 and has spread worldwide, has caused many governments to implement measures to slow the spread of the outbreak through quarantines, travel restrictions, heightened border scrutiny and other measures. The outbreak and government measures taken in response have also had a significant impact, both directly and indirectly, on businesses and commerce, as worker shortages have occurred, supply chains have been disrupted, production has been suspended and demand for certain goods and services, such as medical services and supplies, has spiked, while demand for other goods and services, such as travel, has fallen. The impact of the COVID-19 pandemic has adversely affected the economies of many nations and the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. The COVID-19 crisis has also exacerbated other pre-existing political, social and economic risks in certain countries or globally. Other public health crises that may arise in the future could have similar or other unforeseen effects. The duration of the COVID-19 outbreak or any such future outbreak and its effects cannot be determined with certainty. The COVID-19 outbreak has led, and in the future the COVID-19 outbreak or other future public health crises could lead, to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments and financial results.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made because the Fund intends to be taxed as a RIC and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the fiscal year ended October 31, 2020, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
Reinsurance Risk Premium Interval Fund	$(3,783,327)	$3,783,327

These differences primarily relate to realized foreign currency gains/(losses), investment in foreign investment companies, tax treatment of swap contracts, and timing in recognition of investment interest income.

As of October 31, 2020, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$3,502,828,389
Unrealized appreciation	99,160,703
Unrealized depreciation	(737,327,894)
Net unrealized appreciation (depreciation)	(638,167,191)
Undistributed ordinary income	59,334,940
Undistributed long-term gains/(capital loss carryover)	(549,701,919)
Distributable loss	(490,366,979)
Other accumulated earnings	4,124,105
Total accumulated loss	$(1,124,410,065)

The difference between book-basis and tax basis unrealized appreciation (depreciation) is attributable primarily to mark-to-market adjustments on passive foreign investment companies, investment in each Subsidiary and difference in amortization of interest income between book and tax.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Consolidated Financial Statements	April 30, 2021 (Unaudited)

The tax character of distributions paid during the fiscal year ended October 31, 2020 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	FOREIGN TAX CREDIT	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$53,642,845	$—	$1,017,460	$—	$54,660,305

The tax character of distributions paid during the fiscal year ended October 31, 2019 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	FOREIGN TAX CREDIT	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$119,035,401	$—	$—	$—	$119,035,401

At October 31, 2020 the Fund had tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Reinsurance Risk Premium Interval Fund	$(28,475,033)	$(521,226,886)	$(549,701,919)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2020 or for any other tax years which are open for exam. As of October 31, 2020, open tax years include the periods ended October 31, 2018, 2019 and 2020. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year ended October 31, 2020, the Fund did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement. The Adviser is the investment adviser of the Fund and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund.

As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears at an annual rate of 2.00% of the Fund’s average daily net assets.

(b) Custodian, Administrator, and Transfer Agent. The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, an affiliate of U.S. Bank, N.A.

(c) Distributor. ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

5. Services Agreement

Servicing fees and distribution fees may be paid pursuant to a Distribution and Servicing Plan dated as of March 1, 2018 at the maximum annual rate of 0.05% and servicing fees may be paid pursuant to an amended and restated Services Agreement between the Fund and the Adviser dated as of March 1, 2018, under which the Fund has appointed the Adviser as “servicing agent” to compensate financial intermediaries at an annual rate of 0.05%, in each case, calculated as a percentage of the Fund’s average daily net assets. These fees are paid out of the Fund’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Intermediaries generally receive payments pursuant to both the Distribution and Servicing Plan and the Services Agreement. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of the Fund’s Shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the servicing fees and/or any distribution fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of any servicing fees or distribution fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the Services Agreement or the Distribution and Servicing Plan, the Fund will bear such expenses.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Consolidated Financial Statements	April 30, 2021 (Unaudited)

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

7. Investment Transactions

For the period ended April 30, 2021, aggregate purchases and sales of securities (excluding short-term securities) by the Fund were $30,038,697 and $359,616,363, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended April 30, 2021.

8. Capital Share Transactions

	PERIOD ENDED April 30, 2021	YEAR ENDED OCTOBER 31, 2020
Shares sold	2,313,031	14,852,038
Shares issued to holders in reinvestment of dividends	1,063,776	4,471,522
Shares repurchased	(19,110,462)	(511,188,265)
Net decrease in shares	(15,733,655)	(491,864,705)
Shares outstanding:
Beginning of period	69,009,890	560,874,595
End of period	53,276,235	69,009,890

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

REPURCHASE REQUEST DEADLINE	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
November 20, 2020(1)	3,455,242	4,143,993
February 26, 2021(1)	13,391,376	14,434,380

(1)

In connection with the repurchase request deadline on November 30, 2020 and February 26, 2021, the Fund repurchased an additional amount, 1.0% and 1.6%, respectively, of the shares outstanding on the repurchase request deadline, in order to accommodate shareholder repurchasing requests.

9. Line of Credit

As of April 30, 2021, the Fund had an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line is for liquidity in connection with shareholder redemptions and portfolio timing differences. Borrowings under the Line must be secured by Fund assets and the Line has a maximum withdrawal capacity of the lesser of 10% of the net market value of the sum of the collateral pledged to U.S. Bank N.A at the time of any new borrowing for any period after the new borrowing or $300,000,000. Amounts outstanding under the Line can exceed 10% (up to 15%) of the net market value of collateral pledged if such excess is not due to a new borrowing request, provided that any subsequent borrowing request cannot result in amounts outstanding to exceed the original 10% threshold. The Line has a maturity date of March 2, 2022 and is reviewed annually by the Board of Trustees. During the period ended April 30, 2021, the Fund’s maximum borrowing was $85,000,000 and average borrowing was $46,617,000. This borrowing resulted in interest expenses of $145,678 at a weighted average interest rate of 2.25%. These amounts are included in Interest Expense on the Fund’s Consolidated Statement of Operations. As of April 30, 2021, the Fund did not have an outstanding loan balance.

10. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were available to be issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2020	ENDING ACCOUNT VALUE APRIL 30, 2021	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2020 – APRIL 30, 2021
Actual	$1,000.00	$992.00	$11.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.94	$11.93

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.39%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2020, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2020 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

The percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal period ended October 31, 2020 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

The percentage of taxable ordinary income distributions designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for the fiscal period ended October 31, 2020 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.56%

Pursuant to Section 853 of the Internal Revenue Code, the Portfolio elects to pass-through to shareholders the credit for taxes paid to eligible foreign countries, which may be less than the actual amount paid for financial statement purposes.

			PER SHARE
FUND	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	SHARES OUTSTANDING AT 10/31/2020
Reinsurance Risk Premium Interval Fund	2,408,294	1,017,460	0.0348978096	0.014743684	69,009,890

Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2020. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, was made in conjunction with shareholders’ year-end tax reporting and was made available in February 2021. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request, by calling 1.855.609.3680.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

220 South 6th Street

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	YQSEMI

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Information is provided as of July 6, 2021, except as otherwise indicated.

Paul Germain, Ross Stevens and Igor Zhitnitsky are Portfolio Managers of the Fund. Mr. Stevens has been a Portfolio Manager since the Fund’s inception, except for the period from February 2020 to February 2021. Mr. Germain and Mr. Zhitnitsky have been Portfolio Managers since February 2021.

Paul Germain. Paul Germain, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Nyren, Mr. Robbins, Mr. Stevens and Mr. Zhitnitsky. Prior to joining Stone Ridge in 2015, Mr. Germain was the Global Head of Prime Services at Credit Suisse, where he worked from 2010 to 2015. Mr. Germain received his

MBA from Harvard Business School and his BSE in Management from University of Pennsylvania (Wharton).

Ross Stevens. Ross Stevens, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Germain, Mr. Nyren, Mr. Robbins and Mr. Zhitnitsky. Mr. Stevens founded Stone Ridge in 2012. Mr. Stevens received his PhD in Finance and Statistics from the University of Chicago (Booth) and his BSE in Finance from the University of Pennsylvania (Wharton).

Igor Zhitnitsky. Igor Zhitnitsky, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Germain, Mr. Nyren, Mr. Robbins and Mr. Stevens. Prior to joining Stone Ridge in 2016, Mr. Zhitnitsky was a risk manager at SCOR SE, where he oversaw reinsurance planning and capital management. Mr. Zhitnitsky holds an MS in Mathematics from New York University (Courant) and a BS, summa cum laude, in Mathematics from Rensselaer Polytechnic Institute.

Information is provided as of May 31, 2021.

The table below identifies the number of accounts for which Mr. Germain, Mr. Stevens and Mr. Zhitnitsky have day-to-day management responsibilities and the total assets in such accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts(1)	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Paul Germain	6	$6,711	8	$2,506	2	$563
Ross Stevens	5	$3,756	0	$0	0	$0
Igor Zhitnitsky	2	$3,627	0	$0	0	$0

(1) Includes the Fund.

The table below identifies the number of accounts for which Mr. Germain, Mr. Stevens and Mr. Zhitnitsky have day-to-day management responsibilities and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies for which the Adviser receives a performance-based fee		Other Pooled Investment Vehicles managed for which the Adviser receives a performance-based fee		Other Accounts managed for which the Adviser receives a performance-based fee

Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Paul Germain	0	$0	0	$0	0	$0
Ross Stevens	0	$0	0	$0	0	$0
Igor Zhitnitsky	0	$0	0	$0	0	$0

Potential Conflicts of Interest

Each of the Portfolio Managers is also responsible for managing other accounts in addition to the Fund, including other accounts of the Adviser or its affiliates. Other accounts may include other investment companies registered under the 1940 Act, unregistered investment companies that rely on Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, separately managed accounts, foreign investment companies and accounts or investments owned by the Adviser or its affiliates or the Portfolio Managers. Management of other accounts in addition to the Fund can present certain conflicts of interest, as described below.

From time to time, conflicts of interest arise between a Portfolio Manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar or different investment objectives or strategies as the Fund, or otherwise hold, purchase or sell securities or other assets or instruments that are eligible to be held, purchased or sold by the Fund, or may take positions that are opposite in direction from those taken by the Fund. In addition, investors in, or the owners of, certain accounts managed by the Adviser are also investors in the Adviser or its affiliates and/or have invested assets in accounts managed by the Adviser and for which the Adviser will receive a management fee.

As a fiduciary, the Adviser owes a duty of loyalty to its clients and must treat each client fairly. The Adviser and the Fund have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.

Allocation of Limited Time and Attention. A Portfolio Manager who is responsible for managing multiple accounts may devote unequal time and attention to the management of those accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the accounts as might be the case if he or she were to devote substantially more attention to the management of a single account. The effects of this potential conflict may be more pronounced where accounts overseen by a particular Portfolio Manager have different investment strategies.

Allocation of Investment Opportunities. Conflicts of interest arise as a result of the Adviser’s or its affiliates’ management of a number of accounts with similar or different investment strategies. When the Adviser or its affiliates purchase or sell securities or other assets or instruments for more than one account, the trades must be allocated in a manner consistent with their fiduciary duties. The Adviser and its affiliates attempt to allocate investments in a fair and equitable manner over time among client accounts, with no account receiving preferential treatment over time. To this end, the Adviser and its affiliates have adopted policies and procedures that are intended to provide the Adviser and its affiliates with flexibility to allocate investments in a manner that is consistent with their fiduciary duties. There is no guarantee, however, that the policies and procedures adopted by the Adviser and its affiliates will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

An investment opportunity may be suitable for both the Fund and other accounts, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. If a Portfolio Manager identifies a limited investment opportunity that may be suitable for multiple accounts, the opportunity may be allocated among these several accounts; as a result of these allocations, there may be instances in which the Fund will not participate in a transaction that is allocated among other accounts or the Fund may not be allocated the full amount of an investment opportunity. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. In addition, different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for accounts with a similar investment strategy. Whenever decisions are made to buy or sell securities or other assets or instruments by the Fund and one or more of the other accounts simultaneously, the Adviser and its affiliates may aggregate the purchases and sales of the securities or other assets or instruments. The Adviser and its affiliates will not necessarily purchase or sell the same securities or other assets or instruments at the same time, in the same direction or in the same proportionate amounts for all eligible accounts, particularly if different accounts have different amounts of capital under management by the Adviser or its affiliates, different amounts of investable cash available, different strategies or different risk tolerances. As a result, although the Adviser and its affiliates may manage different accounts with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities or other assets or instruments, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account, and the trade allocation and aggregation and other policies and procedures of the Fund or the Adviser and its affiliates could have a detrimental effect on the price or amount of the securities or other assets or instruments available to the Fund from time to time. Because the aforementioned considerations may differ between the Fund and other accounts, the investment activities of the Fund and other accounts may differ considerably from time to time.

As a result of regulations governing the ability of certain clients of the Adviser and its affiliates to invest side-by-side, it is possible that the Fund may not be permitted to participate in an investment opportunity at the same time as another fund or another account managed by the Adviser or its affiliates. These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. The decision as to which accounts may participate in any particular investment opportunity will take into account applicable law and the suitability of the investment opportunity for, and the strategy of, the applicable accounts. It is possible that the Fund may be prevented from participating due to such investment opportunity being more appropriate, in the discretion of the Adviser and its affiliates, for another account.

Conflicts of Interest Among Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he or she exercises investment responsibility, or may decide that certain of the accounts should take differing positions with respect to a particular security or other asset or instrument. In these cases, the Portfolio Manager may place separate transactions for one or more accounts, which may affect the market price of the security or other asset or instrument or the execution of the transaction, or both, to the detriment or benefit of one or more other accounts. Similarly, the Adviser or its affiliates may take positions in accounts or investments owned by them that are similar to or different from those taken by one or more client accounts.

Conflicts may also arise in cases when accounts invest in different parts of an issuer’s capital structure, including circumstances in which one or more accounts own private securities or obligations of an issuer and other accounts may own public securities of the same issuer. Actions by investors in one part of the capital structure could disadvantage investors in another part of the capital structure. In addition, purchases or sales of the same investment may be made for two or more accounts on the same date. There can be no assurance that an account will not receive less (or more) of a certain investment than it would otherwise receive if this conflict of interest among accounts did not exist. In effecting transactions, it may not be possible, or consistent with the investment objectives of accounts, to purchase or sell securities or other assets or instruments at the same time or at the same prices.

Selection of Service Providers. The Adviser or its affiliates may be able to select or influence the selection of service providers to clients, including the brokers and dealers that are used to execute securities or other transactions for the accounts that they supervise. In addition to executing trades, some brokers and dealers may provide the Adviser or its affiliates with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain accounts than to others. In addition, the Adviser or its affiliates have received and may receive loans or other services from service providers to clients. Although such services are negotiated at arm’s length, they pose conflicts of interest to the Adviser or its affiliates in selecting such service providers.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of accounts than for others. In such cases, a Portfolio Manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of accounts that provide greater overall returns to the Adviser and its affiliates. Capital that the Fund invests in issuers of insurance-linked securities may be invested by that issuer in strategies managed by the Adviser or its affiliates, and the Adviser or its affiliates may earn a management fee in connection with managing those strategies. To the extent that the Adviser or its affiliates know that the issuer has the ability to invest capital from the Fund in strategies managed by the Adviser or its affiliates, this creates an incentive for the Adviser to invest the Fund’s assets in such securities. In addition, insurance and reinsurance companies that are counterparties to issuers of insurance-linked securities in which the Fund invests invest in the Adviser or its affiliates or in other funds or accounts managed by the Adviser or its affiliates, which could create an incentive for the Adviser to invest the Fund’s assets in such securities.

Broad and Wide-Ranging Activities. The Adviser and its related parties engage in a broad spectrum of activities and may expand the range of services that they provide over time. The Adviser and its related parties will generally not be restricted in the scope of their business or in the performance of any such services (whether now offered or undertaken in the future), even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein. In the ordinary course of their business activities, including activities with third-party service providers, lenders and/or counterparties, the Adviser and its related parties engage in activities where the interests of the Adviser and its related parties or the interests of their clients conflict with the interests of the shareholders of the Fund. Certain employees of the Adviser, which may from time to time include one or more Portfolio Managers of the Fund, also have responsibilities relating to the business of one or more related parties. These employees are not restricted in the amount of time that may be allocated to the business activities of the Adviser’s related parties, and the allocation of such employees’ time between the Adviser and its related parties may change over time.

Variation in Compensation. A conflict of interest arises where the financial or other benefits available to the Adviser differ among the accounts that it manages. The structure of the Adviser’s management fee differs among accounts (such as where certain accounts pay higher management fees or a performance or incentive fee), which means the Adviser might be motivated to help certain accounts over others. In addition, a Portfolio Manager or the Adviser might be motivated to favor accounts in which such Portfolio Manager has an interest or in which the Adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the Adviser’s performance record or to derive other rewards, financial or otherwise, could influence the Adviser to lend preferential treatment to those accounts that could most significantly benefit the Adviser.

Investments in the Fund by the Adviser. The Adviser or its affiliates purchase shares from time to time, and may hold a material position in the Fund. The Adviser or its affiliates face conflicting interests in determining whether, when and in what amount to tender shares for repurchase in connection with periodic repurchase offers by the Fund. If the Adviser or its affiliate tenders a significant amount of shares in connection with a periodic repurchase offer, this could cause the repurchase offer to be oversubscribed and shareholders participating in the repurchase offer (including the Adviser or its affiliates) would only be able to have a portion of their shares repurchased. In such a case, the Adviser or its affiliates would be subject to the resulting proration of tendered amounts on a pari passu basis with all other tendering investors. Other possible risks associated with the Fund’s repurchase offers are described under “Principal Risks of Investment in the Fund—Repurchase Offers Risk” in the Prospectus.

Investments by Adviser or Related Entities. The Adviser or a related entity may invest in entities that may provide financial or other services for the Fund.

Certain Potential Conflicts Relating to Expenses. The allocation of fees and expenses among the Fund and other funds or accounts advised by the Adviser often cannot be resolved by reference to a pre-existing formula and will often require the Adviser to exercise its discretion to select an allocation method it determines to be appropriate in light of the particular facts and circumstances. The Adviser will be subject to conflicts of interest in making such determinations, and there can be no assurance that any allocations (i) will reflect an entity’s pro rata share of such expenses based on the amounts invested (or anticipated to be invested) and/or the market value of the investment held (or anticipated to be held) by each fund advised by the Adviser, or (ii) will be in proportion to the number of participating funds advised by the Adviser or the proportion of time spent on each such fund. Similarly, the determination of whether an expense (for instance, the fees and expenses of service providers who work on Fund-related matters) is appropriately borne by the Fund (or a specific class of shares) or the Adviser often cannot be resolved by reference to a pre-existing formula and will require the exercise of discretion, and the Adviser will be subject to conflicts of interest in making such determinations.

Portfolio Manager Compensation

As of May 31, 2021, Portfolio Managers receive a base salary and may also receive a bonus. Compensation of the Portfolio Managers is determined at the discretion of the Adviser and may be deferred. It may be based on a number of factors including the Portfolio Manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and the consistency with which he or she demonstrates kindness to other employees, trading counterparties, vendors, and clients. As a firm focused on beta, the compensation of the Portfolio Managers is not based upon the performance of client accounts that the Portfolio Managers manage. The Adviser reviews the compensation of each Portfolio Manager at least annually.

Portfolio Manager Securities Ownership

As of May 31, 2021, Mr. Germain, Mr. Stevens and Mr. Zhitnitsky beneficially owned the following shares of the Fund:

Portfolio Manager	Dollar Range of Shares Beneficially Owned
Paul Germain	$500,001–$1,000,000
Ross Stevens(1)	Over $1,000,000
Igor Zhitnitsky	$10,001–$50,000

(1) Beneficial ownership through the Adviser’s or its affiliates’ investments in the Fund.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Filed herewith.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust II

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/6/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/6/21

By (Signature and Title) /s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date 7/6/21